Mining Interest Schedule (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	$ 2,035,097	$ 2,124,133
Property, plant and equipment, ending balance	2,046,731	2,035,097
Reconciliation Of Changes In Joint Ventures Accounted For Using Equity Method [Roll Forward]
Investments accounted for using equity method, beginning balance	72,078
Additions	56,237
Disposals / write-offs	0
Reclass / Impairment reversal	2,421
Investments accounted for using equity method, ending balance	130,736	72,078
Reconciliation Of Changes In Property, Plant And Equipment And Joint Ventures Accounted For Using Equity Method [Roll Forward]
Total property, plant and equipment and joint ventures, beginning balance	2,107,175	2,189,963
Total property, plant and equipment and joint ventures, ending balance	2,177,467	2,107,175
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	3,113,126	2,909,819
Additions	342,422	271,521
Disposals / write-offs	(607,114)	(69,847)
Reclass / Impairment reversal	78,456	1,633
Property, plant and equipment, ending balance	2,926,890	3,113,126
Reconciliation Of Changes In Property, Plant And Equipment And Joint Ventures Accounted For Using Equity Method [Roll Forward]
Total property, plant and equipment and joint ventures, beginning balance	3,185,204	2,975,649
Additions	398,659	277,769
Disposals / write-offs	(607,114)	(69,847)
Reclass / Impairment reversal	80,877
Total property, plant and equipment and joint ventures, ending balance	3,057,626	3,185,204
Accumulated depreciation and depletion
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,078,029)	(785,686)
Depreciation	(270,116)	(295,320)
Disposals / write-offs	467,986	2,977
Property, plant and equipment, ending balance	(880,159)	(1,078,029)
Property, plant and equipment (depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,881,768	1,972,451
Property, plant and equipment, ending balance	1,899,599	1,881,768
Property, plant and equipment (depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,957,959	2,756,584
Additions	317,847	243,131
Disposals / write-offs	(599,336)	(44,021)
Reclass / Impairment reversal	100,477	2,265
Property, plant and equipment, ending balance	2,776,947	2,957,959
Property, plant and equipment (depletable) | Accumulated depreciation and depletion
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,076,191)	(784,133)
Depreciation	(269,143)	(295,035)
Disposals / write-offs	467,986	2,977
Property, plant and equipment, ending balance	(877,348)	(1,076,191)
Exploration and evaluation properties (non-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	152,649	150,971
Property, plant and equipment, ending balance	144,972	152,649
Exploration and evaluation properties (non-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	152,649	150,971
Additions	22,122	28,136
Disposals / write-offs	(7,778)	(25,826)
Reclass / Impairment reversal	(22,021)	(632)
Property, plant and equipment, ending balance	144,972	152,649
Office, furniture and equipment, net
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	680	711
Property, plant and equipment, ending balance	2,160	680
Office, furniture and equipment, net | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,518	2,264
Additions	2,453	254
Disposals / write-offs	0	0
Reclass / Impairment reversal	0	0
Property, plant and equipment, ending balance	4,971	2,518
Office, furniture and equipment, net | Accumulated depreciation and depletion
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,838)	(1,553)
Depreciation	(973)	(285)
Disposals / write-offs	0	0
Property, plant and equipment, ending balance	(2,811)	(1,838)
Fekola | Property, plant and equipment (depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,024,156	1,059,307
Property, plant and equipment, ending balance	1,064,285	1,024,156
Fekola | Property, plant and equipment (depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,168,491	1,094,784
Additions	156,894	71,767
Disposals / write-offs	(2,520)	(325)
Reclass / Impairment reversal	0	2,265
Property, plant and equipment, ending balance	1,322,865	1,168,491
Fekola | Property, plant and equipment (depletable) | Accumulated depreciation and depletion
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(144,335)	(35,477)
Depreciation	(115,676)	(108,895)
Disposals / write-offs	1,431	37
Property, plant and equipment, ending balance	(258,580)	(144,335)
Masbate | Property, plant and equipment (depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	433,488	431,797
Property, plant and equipment, ending balance	519,802	433,488
Masbate | Property, plant and equipment (depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	681,509	625,722
Additions	40,867	56,598
Disposals / write-offs	(7,435)	(811)
Reclass / Impairment reversal	100,477	0
Property, plant and equipment, ending balance	815,418	681,509
Masbate | Property, plant and equipment (depletable) | Accumulated depreciation and depletion
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(248,021)	(193,925)
Depreciation	(51,859)	(54,907)
Disposals / write-offs	4,264	811
Property, plant and equipment, ending balance	(295,616)	(248,021)
Otjikoto | Property, plant and equipment (depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	336,548	363,916
Property, plant and equipment, ending balance	315,512	336,548
Otjikoto | Property, plant and equipment (depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	575,127	527,069
Additions	64,266	52,386
Disposals / write-offs	(729)	(4,328)
Reclass / Impairment reversal	0	0
Property, plant and equipment, ending balance	638,664	575,127
Otjikoto | Property, plant and equipment (depletable) | Accumulated depreciation and depletion
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(238,579)	(163,153)
Depreciation	(85,288)	(76,608)
Disposals / write-offs	715	1,182
Property, plant and equipment, ending balance	(323,152)	(238,579)
Limon | Property, plant and equipment (depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	67,722	45,618
Property, plant and equipment, ending balance	0	67,722
Limon | Property, plant and equipment (depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	217,263	173,358
Additions	35,099	30,836
Disposals / write-offs	(252,362)	13,069
Reclass / Impairment reversal	0	0
Property, plant and equipment, ending balance	0	217,263
Limon | Property, plant and equipment (depletable) | Accumulated depreciation and depletion
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(149,541)	(127,740)
Depreciation	(10,608)	(22,124)
Disposals / write-offs	160,149	323
Property, plant and equipment, ending balance	0	(149,541)
Libertad | Property, plant and equipment (depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	19,854	71,813
Property, plant and equipment, ending balance	0	19,854
Libertad | Property, plant and equipment (depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	315,569	335,651
Additions	20,721	31,544
Disposals / write-offs	(336,290)	(51,626)
Reclass / Impairment reversal	0	0
Property, plant and equipment, ending balance	0	315,569
Libertad | Property, plant and equipment (depletable) | Accumulated depreciation and depletion
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(295,715)	(263,838)
Depreciation	(5,712)	(32,501)
Disposals / write-offs	301,427	624
Property, plant and equipment, ending balance	0	(295,715)
Kiaka | Exploration and evaluation properties (non-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	73,173	69,989
Property, plant and equipment, ending balance	76,807	73,173
Kiaka | Exploration and evaluation properties (non-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	73,173	69,989
Additions	3,634	2,697
Disposals / write-offs	0	0
Reclass / Impairment reversal	0	487
Property, plant and equipment, ending balance	76,807	73,173
Anaconda Regional, Mali | Exploration and evaluation properties (non-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	21,903	17,211
Property, plant and equipment, ending balance	27,139	21,903
Anaconda Regional, Mali | Exploration and evaluation properties (non-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	21,903	17,211
Additions	5,236	4,692
Disposals / write-offs	0	0
Reclass / Impairment reversal	0	0
Property, plant and equipment, ending balance	27,139	21,903
Toega, Burkina Faso | Exploration and evaluation properties (non-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	19,581	10,603
Property, plant and equipment, ending balance	0	19,581
Toega, Burkina Faso | Exploration and evaluation properties (non-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	19,581	10,603
Additions	2,440	8,978
Disposals / write-offs	0	0
Reclass / Impairment reversal	(22,021)	0
Property, plant and equipment, ending balance	0	19,581
Mocoa Royalty, Colombia | Exploration and evaluation properties (non-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	10,230	29,041
Property, plant and equipment, ending balance	10,230	10,230
Mocoa Royalty, Colombia | Exploration and evaluation properties (non-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	10,230	29,041
Additions	0	7
Disposals / write-offs	0	(18,186)
Reclass / Impairment reversal	0	(632)
Property, plant and equipment, ending balance	10,230	10,230
Ondundu | Exploration and evaluation properties (non-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	8,273	5,246
Property, plant and equipment, ending balance	9,778	8,273
Ondundu | Exploration and evaluation properties (non-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	8,273	5,246
Additions	1,505	3,027
Disposals / write-offs	0	0
Reclass / Impairment reversal	0	0
Property, plant and equipment, ending balance	9,778	8,273
Finland | Exploration and evaluation properties (non-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	5,947	2,991
Property, plant and equipment, ending balance	6,697	5,947
Finland | Exploration and evaluation properties (non-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	5,947	2,991
Additions	750	2,956
Disposals / write-offs	0	0
Reclass / Impairment reversal	0	0
Property, plant and equipment, ending balance	6,697	5,947
Other | Exploration and evaluation properties (non-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	13,542	15,890
Property, plant and equipment, ending balance	14,321	13,542
Other | Exploration and evaluation properties (non-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	13,542	15,890
Additions	8,557	5,779
Disposals / write-offs	(7,778)	(7,640)
Reclass / Impairment reversal	0	(487)
Property, plant and equipment, ending balance	14,321	13,542
Gramalote
Reconciliation Of Changes In Joint Ventures Accounted For Using Equity Method [Roll Forward]
Investments in joint ventures (accounted for using the equity method) beginning balance	72,078	65,830
Additions	5,187	6,248
Disposals / write-offs	0	0
Reclass / Impairment reversal	0
Investments in joint ventures (accounted for using the equity method) ending balance	77,265	72,078
Calibre Mining Corp.
Reconciliation Of Changes In Joint Ventures Accounted For Using Equity Method [Roll Forward]
Balance, beginning of year	0
Additions	51,050
Disposals / write-offs	0
Reclass / Impairment reversal	2,421
Balance, end of year	$ 53,471	$ 0